Property, Equipment and Software - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	$ 3,252,938	20,266,129	14,914,744	23,856,884
Impairment on equipment	$ 0	0	0	4,928,990